Note 1 - Basis of Presentation and General Information - Assets and Liabilities of Costamare Bulkers (Details) (Parentheticals)	May 06, 2025
Note 1 - Basis of Presentation and General Information - Assets and Liabilities of Costamare Bulkers (Details) (Parentheticals)
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities, Noncurrent